Description of Business and Summary of Significant Accounting Policies - Additional information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
Description of Business and Summary of Significant Accounting Policies
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Total Revenue	$ 458,633	$ 2,821,044	$ 5,385,077	$ 3,677,896
Cash and Cash Equivalents	773,114	5,836,151	1,254,494	3,475,695		$ 1,469,952
Marketing and Advertising Expense	52,000	$ 58,000	217,000	135,000
Unbilled receivables	89,749		109,475	109,194
Impairment on long-lived assets	0		0	0
Impairment loss on goodwill	0		0	0
Impairment loss on digital assets			$ 28,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other than Temporary Impairment Losses, Investments
Operating lease liabilities	136,008		$ 280,202
Operating lease right of use assets	166,024		315,765
Accounts Receivable Net, Current
Description of Business and Summary of Significant Accounting Policies
Unbilled receivables	90,000		109,000
Bank accounts
Description of Business and Summary of Significant Accounting Policies
Cash and Cash Equivalents	$ 284,000		71,000	$ 2,250,000
Cumulative Effect, Period of Adoption, Adjustment
Description of Business and Summary of Significant Accounting Policies
Operating lease liabilities					$ 303,000
Operating lease right of use assets			323		$ 323,000
ASU 2016-02
Description of Business and Summary of Significant Accounting Policies
Operating lease liabilities			$ 302
Revenue from contract with customer | Customer concentration
Description of Business and Summary of Significant Accounting Policies
Number of customers | customer			3	3
Revenue from contract with customer | Customer concentration | Customer
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)			93.60%	91.97%
Revenue from contract with customer | Customer concentration | ICE
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)			61.01%	45.69%
Revenue from contract with customer | Customer concentration | S&P 500 Bank
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)			18.36%	29.25%
Revenue from contract with customer | Customer concentration | Mastercard
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)			14.23%	17.03%
Accounts Receivable | Customer concentration | Customer one
Description of Business and Summary of Significant Accounting Policies
Number of customers | customer	3		3	3
Concentration risk (as a percent)	93.21%		95.37%	92.00%
Accounts Receivable | Customer concentration | Customer two
Description of Business and Summary of Significant Accounting Policies
Number of customers | customer			3
Concentration risk (as a percent)	62.04%		36.90%	51.00%
Accounts Receivable | Customer concentration | Customer three
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)	15.94%		32.69%	31.00%
Accounts Receivable | Customer concentration | Customer four
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)	15.23%		25.78%	10.00%